LEASES (Tables)	12 Months Ended
Feb. 28, 2021
LEASES
Schedule of Supplemental information of the leases

	For the year ended,	For the year ended,
	February 29,	February 28,
	2020	2021
Cash payments for operating leases	$314,099	$419,926
Right-of-use assets obtained in exchange for operating lease liabilities	770,942	929,787

Schedule of Maturity analysis for operating lease liabilities

As of February 28,
Fiscal year ending	2021

February 2022	$419,504
February 2023	417,734
February 2024	351,370
February 2025	269,895
February 2026	192,374
Thereafter	235,810

Total future lease payments	$1,886,687
Less: Imputed interest	(310,452)

Present value of operating lease liabilities	$1,576,235